Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	FORMULA SYSTEMS (1985) LTD.
Trading Symbol	FORTY
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	15,332,667
Amendment Flag	false
Entity Central Index Key	0001045986
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-29442
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Yahadut Canada 1 Street
Entity Address, City or Town	Or Yehuda
Entity Address, Postal Zip Code	6037501
Entity Address, Country	IL
Title of 12(b) Security	American Depositary Shares, each representing one Ordinary Share, NIS 1 par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1281
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Business contact
Document Information Line Items
Entity Address, Address Line One	Yahadut Canada 1 Street
Entity Address, City or Town	Or Yehuda
Entity Address, Postal Zip Code	6037501
Entity Address, Country	IL
Contact Personnel Name	Asaf Berenstin
City Area Code	972
Local Phone Number	3 5389389
Contact Personnel Fax Number	972 3 5389300